Restricted Net Assets - Schedule of Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Restricted Net Assets - Schedule of Restricted Net Assets (Details) [Line Items]
Additional paid-in-capital	¥ 240,752	$ 34,427	¥ 203,150
Statutory reserve	32,647	4,668	32,647
Total	235,797	33,718	235,797
PRC subsidiaries [Member]
Restricted Net Assets - Schedule of Restricted Net Assets (Details) [Line Items]
Additional paid-in-capital	203,150	29,050	203,150
Statutory reserve	¥ 32,647	$ 4,668	¥ 32,647